CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	$ 5,732,530	$ 808,772	$ 1,914,877
Accounts receivable, net	8,481,074	5,879,165	4,236,240
Marketable securities - available for sale	0	0	840
Inventories	6,963,230	3,463,614	1,968,740
Deferred tax asset	0	0	12,569
Prepaid expenses	46,937	1,967	10,202
Total Current Assets	21,223,771	10,153,518	8,143,468
PROPERTY AND EQUIPMENT, net	2,543,551	2,232,355	1,982,290
TOTAL ASSETS	23,767,322	12,385,873	10,125,758
Accounts payable	2,050,748	1,499,330	645,215
Accrued liabilities	96,213	189,489	251,137
Deferred income tax liability	116,607	72,857	0
Income taxes payable	1,220,717	161,550	597,830
Total current liabilities	3,484,285	1,923,226	1,494,182
TOTAL LIABILITIES	3,484,285	1,923,226	1,494,182
Preferred shares: $0.001 par value, 10,000,000 shares authorized: no shares issued and outstanding
Common shares: $0.001 par value, 100,000,000 shares authorized: 47,836,428, 45,250,000 and 45,000,000 shares issued and outstanding, respectively	47,837	45,250	45,000
Additional paid-in capital	5,912,516	585,735	74,343
Accumulated other comprehensive income	(7,351)	371,466	484,692
Retained earnings	14,330,035	9,460,196	8,027,541
Total Stockholders' Equity	20,283,037	10,462,647	8,631,576
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 23,767,322	$ 12,385,873	$ 10,125,758